UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

Annual Report
September 30, 2017

American Customer Satisfaction Core Alpha ETF
Ticker: ACSI

Brand Value ETF
Ticker: BVAL

Exponential ETFs

Exponential ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited)

The American Customer Satisfaction Core Alpha ETF

The American Customer Satisfaction Core Alpha ETF (“ACSI” or the “Fund”) commenced operations on October 31, 2016. Tracking the American Customer Satisfaction Investible Index (“ACSII” or the “Index”), the strategy utilizes proprietary customer satisfaction scores to weight stocks within each sector by their relative customer satisfaction scores. The Index utilizes customer satisfaction metrics for over 350 brands, representing over 150 large capitalization securities for inclusion in the Index. Sector constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all US sectors. All securities within the Index are listed on a major US stock exchange and measured by the American Customer Satisfaction Index LLC.

Since inception, for the fiscal period ended September 30, 2017, ACSI generated a total return of 16.92% (NAV) and 17.13% (Market). This compares to the 17.91% total return of its Index, the ACSII, and the 20.81% total return of the benchmark, the S&P 500, for the same period. The Advisor finds the tracking difference during this period to be within an acceptable range.

The leading sector contributors to performance include Financials, Healthcare, and Information Technology. The largest sector detractors from performance include Real Estate and Consumer Staples. The largest individual stock contributors to profit were Apple Inc, HP Inc, eBay Inc, Aetna Inc, and Anthem Inc. The largest individual stock detractors from profit were L Brands Inc, Barnes & Noble Inc, Dick’s Sporting Goods Inc, General Mills Inc, and Molson Coors Brewing Co.

The Advisor also notes that during the year, the strategy of the underlying index was adjusted. Effective March 1, 2017, the index constituent in each industry with the highest customer satisfaction (ACSI score) will receive an additional allocation of 0.50%. This is to reflect the Advisor’s belief that companies with the highest customer satisfaction experience a “leadership” boost in long-term performance.

Brand Value ETF

The Brand Value ETF (“BVAL” or the “Fund”) commenced operations on June 12, 2017 and tracks the BrandTransact 50 Index (“BTW50” or the “Index”). By tracking the BTW50, BVAL seeks to identify companies worthy of investment that share high growth potential and positive brand resonance. The strategy uses a rules-based methodology to identify strong brands that maintain brand equity value not recognized in share price.

The Fund generated a total return of 0.29% (NAV) and 0.30% (Market) from June 12, 2017 to September 30, 2017, the Fund’s fiscal period-end. This compares to the 1.03% total return of its Index, the BTW50, and the 4.32% total return of the benchmark, the S&P 500, for the same period. The Advisor notes that the difference

Exponential ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

between Fund and Index performance reflects recalculated index performance from the Index Calculation Agent, creating an artificially high tracking difference than what actually occurred. Under normal circumstances, the Advisor expects a more normalized tracking difference.

Leading contributors to Fund performance include the Information Technology, Financial, and Industrial sectors. From an individual stock perspective, Boeing, Revlon, Gap, Kohls, and Whole Foods were the top contributors.

Leading detractors to Fund performance include the Consumer Discretionary and Consumer Staples sectors. From an individual stock perspective, Bed Bath & Beyond, Footlocker, Avon, Dick’s Sporting Goods, and Bloomin’ Brands were the top detractors.

Must be preceded or accompanied by a prospectus

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Indices rely heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Indices are composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Indices and Funds may not perform as expected. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent a Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively,

Exponential ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

“ACSI Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

BrandTransact 50 Index measures the performance of 50 publicly-traded U.S. companies based on a proprietary analysis of the value of their brand relative to their market capitalization. Companies included in the Index are equally weighted at the time of each annual reconstitution of the Index each August 31. You cannot invest directly in an index.

Distributed by Quasar Distributors, LLC

American Customer Satisfaction Core Alpha ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Since
Total Returns	Inception
Period Ending September 30, 2017	(10/31/2016)
American Customer Satisfaction Core Alpha ETF – NAV	16.92%
American Customer Satisfaction Core Alpha ETF – Market	17.13%
American Customer Satisfaction Investable Index	17.91%
S&P 500	20.81%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Brand Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Since
Total Returns	Inception
Period Ending September 30, 2017	(6/12/2017)
Brand Value ETF – NAV	0.29%
Brand Value ETF – Market	0.30%
Brand Transact 50 Index	1.03%
S&P 500	4.32%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of September 30, 2017 (Unaudited)

American Customer Satisfaction Core Alpha ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	22.0%
Financials	15.1
Utilities	13.3
Consumer Staples	13.2
Information Technology	12.5
Telecommunication Services	8.4
Industries	6.8
Health Care	5.7
Materials	1.2
Energy	1.2
Short-Term Investments	0.6
Other Assets in Excess of Liabilities*	0.0
Total	100.0%

*	Represents less than 0.05% of net assets.

Brand Value ETF
Percentage of
Sector	Net Assets
Manufacturing	49.0%
Retail Trade	27.5
Information	10.0
Wholesale Trade	6.8
Accommodation and Food Services	2.3
Professional, Scientific, and Technical Services	2.1
Finance and Insurance	2.0
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

American Customer Satisfaction Core Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017

Shares	Security Description	Value
	COMMON STOCKS – 97.0%

	Consumer Discretionary – 22.0%
10,883	Abercrombie & Fitch Company – Class A	$157,150
1,193	Advance Auto Parts, Inc.	118,346
51,808	Ascena Retail Group, Inc. (a)	126,930
259	AutoZone, Inc. (a)	154,133
19,069	Barnes & Noble, Inc.	144,924
4,196	Bed Bath & Beyond, Inc.	98,480
1,911	Best Buy Company, Inc.	108,851
2,164	Big Lots, Inc.	115,925
6,215	Bloomin’ Brands, Inc.	109,384
2,873	Brinker International, Inc.	91,534
1,383	Burlington Stores, Inc. (a)	132,021
28	Charter Communications, Inc. – Class A (a)	10,176
312	Chipotle Mexican Grill, Inc. (a)	96,043
1,231	Choice Hotels International, Inc.	78,661
198	Comcast Corporation – Class A	7,619
2,467	Cracker Barrel Old Country Store, Inc.	374,046
1,375	Darden Restaurants, Inc.	108,322
8,403	Denny’s Corporation (a)	104,617
3,323	Dick’s Sporting Goods, Inc.	89,754
6,463	Dillard’s, Inc. – Class A	362,380
186	DISH Network Corporation – Class A (a)	10,087
1,574	Dollar General Corporation	127,573
1,913	Dollar Tree, Inc. (a)	166,087
532	Domino’s Pizza, Inc.	105,629
2,246	Dunkin’ Brands Group, Inc.	119,218
2,292	Expedia, Inc.	329,910
22,530	Ford Motor Company	269,684
6,227	GameStop Corporation – Class A	128,650
8,912	Gannett Company, Inc.	80,208
5,299	Gap, Inc.	156,479
4,068	General Motors Company	164,266
16,080	Hanesbrands, Inc.	396,211
5,799	Hilton Worldwide Holdings, Inc.	402,741
857	Home Depot, Inc.	140,171
2,406	Hyatt Hotels Corporation – Class A (a)	148,667
30,697	J.C. Penney Company, Inc. (a)	116,956

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction Core Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
929	Jack in the Box, Inc.	$94,684
3,179	Kohl’s Corporation	145,121
3,083	L Brands, Inc.	128,284
6,013	La Quinta Holdings, Inc. (a)	105,228
1,622	Lowe’s Companies, Inc.	129,663
5,517	Macy’s, Inc.	120,381
1,309	Marriott International, Inc. – Class A	144,330
221	McDonald’s Corporation	34,626
746	Netflix, Inc. (a)	135,287
3,963	New York Times Company – Class A	77,675
2,280	NIKE, Inc. – Class B	118,218
2,784	Nordstrom, Inc.	131,266
21,493	Office Depot, Inc.	97,578
7,588	Overstock.com, Inc. (a)	225,364
1,988	Papa John’s International, Inc.	145,263
54	Priceline Group, Inc. (a)	98,864
1,088	Red Robin Gourmet Burgers, Inc. (a)	72,896
1,767	Ross Stores, Inc.	114,095
57,723	Ruby Tuesday, Inc. (a)	123,527
31,980	Sears Holdings Corporation (a)	233,454
1,798	Starbucks Corporation	96,571
2,262	Target Corporation	133,481
2,982	Texas Roadhouse, Inc.	146,535
1,895	TJX Companies, Inc.	139,718
2,361	V.F. Corporation	150,089
6,402	Wendy’s Company	99,423
734	Whirlpool Corporation	135,379
507	Wyndham Worldwide Corporation	53,443
1,395	Yum! Brands, Inc.	102,686
		8,984,962
	Consumer Staples – 13.2%
3,824	Campbell Soup Company	179,040
2,760	Clorox Company	364,072
5,364	Coca-Cola Company	241,434
4,449	Colgate-Palmolive Company	324,110
5,891	Conagra Brands, Inc.	198,762

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction Core Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
3,570	Costco Wholesale Corporation	$586,515
401	CVS Health Corporation	32,609
7,428	Dr Pepper Snapple Group, Inc.	657,155
6,774	General Mills, Inc.	350,622
3,452	Hershey Company	376,855
3,606	Kellogg Company	224,906
3,765	Kraft Heinz Company	291,976
8,597	Kroger Company	172,456
2,724	Molson Coors Brewing Company – Class B	222,387
2,987	Pepsico, Inc.	332,841
3,702	Procter & Gamble Company	336,808
49,177	Rite Aid Corporation (a)	96,387
1,361	SUPERVALU, Inc. (a)	29,602
4,576	Tyson Foods, Inc. – Class A	322,379
393	Walgreens Boots Alliance, Inc.	30,347
290	Wal-Mart Stores, Inc.	22,661
		5,393,924
	Financials – 15.1%
4,802	Allstate Corporation	441,352
2,212	Bank of America Corporation	56,052
10,464	BB&T Corporation	491,180
184	Brighthouse Financial, Inc. (a)	11,187
4,249	Capital One Financial Corporation	359,720
9,515	Charles Schwab Corporation	416,186
7,016	Citigroup, Inc.	510,344
9,626	Citizens Financial Group, Inc.	364,537
8,874	E*TRADE Financial Corporation (a)	386,995
15,796	Fifth Third Bancorp	441,972
568	JP Morgan Chase & Company	54,250
21,328	KeyCorp	401,393
1,588	Lincoln National Corporation	116,686
2,056	MetLife, Inc.	106,809
1,812	PNC Financial Services Group, Inc.	244,203
710	Primerica, Inc.	57,901
3,798	Progressive Corporation	183,899
1,552	Prudential Financial, Inc.	165,009

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction Core Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Financials (Continued)
15,965	Regions Financial Corporation	$243,147
6,193	SunTrust Banks, Inc.	370,156
5,815	TD Ameritrade Holding Corporation	283,772
1,371	Travelers Companies, Inc.	167,975
3,315	US Bancorp	177,651
2,087	Wells Fargo & Company	115,098
		6,167,474
	Health Care – 5.7%
4,215	Aetna, Inc.	670,227
3,399	Anthem, Inc.	645,402
48	Cigna Corporation	8,973
802	Humana, Inc.	195,391
5,350	Johnson & Johnson	695,553
480	UnitedHealth Group, Inc.	94,008
		2,309,554
	Industrials – 6.8%
2,818	Alaska Air Group, Inc.	214,929
975	Allegiant Travel Company	128,408
4,160	American Airlines Group, Inc.	197,558
4,096	Delta Air Lines, Inc.	197,509
2,627	FedEx Corporation	592,599
12,320	General Electric Company	297,898
24,599	JetBlue Airways Corporation (a)	455,819
4,725	Southwest Airlines Company	264,506
137	Spirit Airlines, Inc. (a)	4,577
1,512	United Continental Holdings, Inc. (a)	92,051
2,781	United Parcel Service, Inc. – Class B	333,970
		2,779,824
	Information Technology – 12.5%
915	Alphabet, Inc. – Class C (a)	877,586
1,355	Amazon.com, Inc. (a)	1,302,629
8,056	Apple, Inc.	1,241,591
22,204	eBay, Inc. (a)	853,966
751	Facebook, Inc. – Class A (a)	128,323

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction Core Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Information Technology (Continued)
28,480	HP, Inc.	$568,461
794	IAC/InterActiveCorp (a)	93,359
141	Microsoft Corporation	10,503
547	Twitter, Inc. (a)	9,228
		5,085,646
	Telecommunication Services – 8.4%
6,033	Altice USA, Inc. – Class A (a)	164,761
7,556	AT&T, Inc.	295,969
3,520	CenturyLink, Inc.	66,528
570	Frontier Communications Corporation	6,720
5,088	Motorola Solutions, Inc.	431,818
41,282	Sprint Corporation (a)	321,174
5,779	T-Mobile US, Inc. (a)	356,333
10,116	United States Cellular Corporation (a)	358,106
8,762	Verizon Communications, Inc.	433,631
121,041	Vonage Holdings Corporation (a)	985,274
12,068	Windstream Holdings, Inc.	21,360
		3,441,674
	Utilities – 13.3%
4,485	Ameren Corporation	259,412
2,375	American Electric Power Company, Inc.	166,820
8,027	Atmos Energy Corporation	672,984
13,565	CenterPoint Energy, Inc.	396,234
1,644	CMS Energy Corporation	76,150
4,113	Consolidated Edison, Inc.	331,837
2,665	Dominion Resources, Inc.	205,018
1,518	DTE Energy Company	162,972
2,179	Duke Energy Corporation	182,862
3,708	Edison International	286,146
2,703	Entergy Corporation	206,401
1,247	Eversource Energy	75,369
919	Exelon Corporation	34,619
8,169	FirstEnergy Corporation	251,850
1,424	NextEra Energy, Inc.	208,687
11,237	NiSource, Inc.	287,555

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction Core Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Utilities (Continued)
1,132	PG&E Corporation	$77,078
6,603	PPL Corporation	250,584
2,761	Public Service Enterprise Group, Inc.	127,696
3,721	Sempra Energy	424,678
6,176	Southern Company	303,489
4,029	WEC Energy Group, Inc.	252,940
4,443	Xcel Energy, Inc.	210,243
		5,451,624
	TOTAL COMMON STOCKS (Cost $37,947,077)	39,614,682

	EXCHANGE TRADED FUNDS – 2.4%

	Energy – 1.2%
3,615	Energy Select Sector SPDR ETF	247,555
6,611	iShares U.S. Energy ETF	247,450
		495,005
	Materials – 1.2%
2,588	iShares U.S. Basic Materials ETF	247,904
4,317	Materials Select Sector SPDR ETF	245,206
		493,110
	TOTAL EXCHANGE TRADED FUNDS (Cost $942,641)	988,115

	SHORT-TERM INVESTMENTS – 0.6%
228,858	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I – 0.91%*	228,858
	TOTAL SHORT-TERM INVESTMENTS (Cost $228,858)	228,858
	TOTAL INVESTMENTS – 100.0% (Cost $39,118,576)	40,831,655
	Other Assets in Excess of Liabilities – 0.0%+	17,132
	NET ASSETS – 100.0%	$40,848,787

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by Fund Management.
(a)	Non-income producing security
*	Rate shown is the annualized seven-day yield as of September 30, 2017
+	Represents less than 0.05%

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2017

Shares	Security Description	Value
	COMMON STOCKS – 99.7%

	Accommodation and Food Services – 2.3%
2,759	Denny’s Corporation (a)	$34,350

	Finance and Insurance – 2.0%
1,586	Western Union Company	30,451

	Information – 10.0%
808	AT&T, Inc.	31,649
478	CBS Corporation	27,724
774	Comcast Corporation – Class A	29,783
646	Verizon Communications, Inc.	31,971
286	Walt Disney Company	28,191
		149,318
	Manufacturing – 49.0%
549	Bristol-Myers Squibb Company	34,993
596	Campbell Soup Company	27,905
236	Clorox Company	31,131
668	Coach, Inc.	26,907
687	Coca-Cola Company	30,922
436	Colgate-Palmolive Company	31,763
345	Dr Pepper Snapple Group, Inc.	30,522
393	Exxon Mobil Corporation	32,218
2,800	Ford Motor Company	33,516
1,221	General Electric Company	29,524
566	General Mills, Inc.	29,296
888	Intel Corporation	33,815
258	JM Smucker Company	27,072
237	Johnson & Johnson	30,813
463	Kellogg Company	28,877
107	Lockheed Martin Corporation	33,201
1,564	Mattel, Inc.	24,211
599	Newell Brands, Inc.	25,559
533	NIKE, Inc. – Class B	27,636
269	Pepsico, Inc.	29,975
950	Pfizer, Inc.	33,915
1,602	Revlon, Inc. – Class A (a)	39,329

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Manufacturing (Continued)
224	Stanley Black & Decker, Inc.	$33,817
265	United Technologies Corporation	30,761
		737,678
	Professional, Scientific, and Technical Services – 2.1%
217	International Business Machines Corporation	31,482

	Retail Trade – 27.5%
3,848	Barnes & Noble, Inc.	29,245
1,049	Bed Bath & Beyond, Inc.	24,620
634	Big Lots, Inc.	33,963
198	Costco Wholesale Corporation	32,529
394	CVS Health Corporation	32,040
837	Dick’s Sporting Goods, Inc.	22,607
668	Foot Locker, Inc.	23,527
1,313	Gap, Inc.	38,773
5,797	J.C. Penney Company, Inc. (a)	22,087
762	Kohl’s Corporation	34,785
1,317	Macy’s, Inc.	28,737
14,025	Rite Aid Corporation (a)	27,489
554	Target Corporation	32,692
394	Wal-Mart Stores, Inc.	30,787
		413,881
	Wholesale Trade – 6.8%
347	Procter & Gamble Company	31,570
416	Ralph Lauren Corporation	36,729
1,028	Xerox Corporation	34,222
		102,521
	TOTAL COMMON STOCKS (Cost $1,496,919)	1,499,681

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2017 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.2%
3,330	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I – 0.91%*	$3,330
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,330)	3,330
	TOTAL INVESTMENTS – 99.9% (Cost $1,500,249)	1,503,011
	Other Assets in Excess of Liabilities – 0.1%	1,385
	NET ASSETS – 100.0%	$1,504,396

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security
*	Rate shown is the annualized seven-day yield as of September 30, 2017
	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017

	American
	Customer
	Satisfaction
	Core Alpha ETF	Brand Value ETF
ASSETS
Investments in securities, at value*	$40,831,655	$1,503,011
Dividends and interest receivable	37,848	2,183
Cash	240	—
Total assets	40,869,743	1,505,194

LIABILITIES
Management fees payable	20,956	798
Total liabilities	20,956	798

NET ASSETS	$40,848,787	$1,504,396

Net assets consist of:
Paid-in capital	$38,856,785	$1,501,025
Undistributed (accumulated) net
investment income (loss)	256,838	6,927
Accumulated net realized gain (loss)
on investments	22,085	(6,318)
Net unrealized appreciation (depreciation)
on investments	1,713,079	2,762
Net assets	$40,848,787	$1,504,396

Net asset value:
Net assets	$40,848,787	$1,504,396
Shares outstanding^	1,400,000	100,000
Net asset value, offering and
redemption price per share	$29.18	$15.04

* Identified cost:
Investments in securities	$39,118,576	$1,500,249

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF OPERATIONS
For the Periods Ended September 30, 2017

	American
	Customer
	Satisfaction
	Core Alpha ETF(1)	Brand Value ETF(2)
INCOME
Dividends	$394,653	$9,833
Interest	507	17
Total investment income	395,160	9,850

EXPENSES
Management fees	116,341	2,923
Total expenses	116,341	2,923
Net investment income (loss)	278,819	6,927

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	22,085	(6,318)
Change in unrealized appreciation (depreciation)
of investments	1,713,079	2,762
Net realized and unrealized
gain (loss) on investments	1,735,164	(3,556)
Net increase (decrease) in net assets
resulting from operations	$2,013,983	$3,371

(1)	The Fund commenced operations on October 31, 2016. The information presented is for the period from October 31, 2016 to September 30, 2017.
(2)	The Fund commenced operations on June 12, 2017. The information presented is for the period from June 12, 2017 to September 30, 2017.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction Core Alpha ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2017*
OPERATIONS
Net investment income (loss)	$278,819
Net realized gain (loss) on investments	22,085
Change in unrealized appreciation (depreciation)
on investments	1,713,079
Net increase (decrease) in net assets
resulting from operations	2,013,983

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	(21,981)
Total distributions to shareholders	(21,981)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	38,856,785
Payments for shares redeemed	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	38,856,785
Net increase (decrease) in net assets	$40,848,787

NET ASSETS
Beginning of period	$—
End of period	$40,848,787
Undistributed (accumulated) net
investment income (loss)	$256,838

(a)	A summary of capital share transactions is as follows:

Period Ended
September 30, 2017*
Shares
Subscriptions	1,400,000
Redemptions	—
Net increase (decrease)	1,400,000

*	Fund commenced operations on October 31, 2016. The information presented is for the period from October 31, 2016 to September 30, 2017.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2017*
OPERATIONS
Net investment income (loss)	$6,927
Net realized gain (loss) on investments	(6,318)
Change in unrealized appreciation (depreciation)
on investments	2,762
Net increase (decrease) in net assets
resulting from operations	3,371

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	1,500,000
Transaction fees (Note 6)	1,025
Payments for shares redeemed	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	1,501,025
Net increase (decrease) in net assets	$1,504,396

NET ASSETS
Beginning of period	$—
End of period	$1,504,396
Undistributed (accumulated) net
investment income (loss)	$6,927

(a)	A summary of capital share transactions is as follows:

Period Ended
September 30, 2017*
Shares
Subscriptions	100,000
Redemptions	—
Net increase (decrease)	100,000

*	Fund commenced operations on June 12, 2017. The information presented is the period from June 12, 2017 to September 30, 2017.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction Core Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	September 30, 2017(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.40
Net realized and unrealized gain (loss) on investments	3.83
Total from investment operations	4.23

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$29.18

Total return	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)
Net investment income (loss) to average net assets	1.56	%(4)

Portfolio turnover rate(5)	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	September 30, 2017(1)
Net asset value, beginning of period	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.07
Net realized and unrealized gain (loss) on investments	(0.03)
Total from investment operations	0.04

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—
Total distributions	—

Net asset value, end of period	$15.04

Total return	0.29	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$1,504

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)
Net investment income (loss) to average net assets	1.54	%(4)

Portfolio turnover rate(5)	77	%(3)

(1)	Commencement of operations on June 12, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

NOTE 1 – ORGANIZATION

American Customer Satisfaction Core Alpha ETF and Brand Value ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the American Customer Satisfaction Core Alpha ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The objective of the Brand Value ETF is to track the performance, before fees and expenses, of the BrandTransact 50® Index.  American Customer Satisfaction Core Alpha ETF commenced operations on October 31, 2016, and Brand Value ETF commenced operations on June 12, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market LLC (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Continued)

that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017:

American Customer Satisfaction Core Alpha ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,614,682	$—	$—	$39,614,682
Exchange Traded Funds	988,115	—	—	988,115
Short-Term
Investments	228,858	—	—	228,858
Total Investments
in Securities	$40,831,655	$—	$—	$40,831,655

^ See Schedule of Investments for breakout of investments by sector classification.

Brand Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,499,681	$—	$—	$1,499,681
Short-Term
Investments	3,330	—	—	3,330
Total Investments
in Securities	$1,503,011	$—	$—	$1,503,011

^ See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the periods ended September 30, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Continued)

for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is are equal to each Fund’s NAV per share.

G.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Continued)

For the periods ended September 30, 2017, American Customer Satisfaction Core Alpha ETF and Brand Value ETF had no reclassifications.
H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2017, that materially impacted the amounts or disclosures in each Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investments Advisory, L.P. d/b/a ACSI Funds (the “Advisor”), serves as the investment advisor to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Advisor 0.65% at an annual rate based on the Funds’ average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the periods ended September 30, 2017, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions, were as follows:

	Purchases	Sales
American Customer Satisfaction Core Alpha ETF	$7,855,776	$7,462,613
Brand Value ETF	$1,269,506	$1,166,433

During the periods ended September 30, 2017, there were no purchases or sales of U.S. Government securities.

During the periods ended September 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
American Customer Satisfaction Core Alpha ETF	$38,474,783	$—
Brand Value ETF	$1,400,163	$—

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2017 were as follows:

	American
	Customer
	Satisfaction
	Core Alpha ETF	Brand Value ETF
Tax cost of investments	$39,272,585	$1,500,844
Gross tax unrealized appreciation	2,941,970	59,034
Gross tax unrealized depreciation	(1,382,900)	(56,867)
Total unrealized appreciation/(depreciation)	$1,559,070	$2,167
Undistributed ordinary income	432,932	6,927
Undistributed long term capital gains	—	—
Total distributable earnings	432,932	6,927
Other accumulated gain/(loss)	—	(5,723)
Total accumulated gain/(loss)	$1,992,002	$3,371

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Continued)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

As of September 30, 2017, the Funds deferred, on a tax basis, no post-October or late-year ordinary losses.

As of September 30, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
American Customer
Satisfaction Core Alpha ETF	$—	$—	N/A
Brand Value ETF	$5,723	$—	Indefinite

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2017 were as follows:

	Ordinary	Capital
	Income	Gains
American Customer
Satisfaction Core Alpha ETF	$21,981	$—
Brand Value ETF	$—	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of American Customer Satisfaction Core Alpha ETF are listed and trade on Cboe Global Markets, Inc. (“Cboe”) and shares of Brand Value ETF are listed and trade on NYSE. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares for American Customer Satisfaction Core Alpha ETF and 50,000 shares for Brand Value ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Continued)

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees.  Variable fees received by each Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Exponential ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of American Customer Satisfaction Core Alpha ETF and Brand Value ETF and Board of Trustees of ETF Series Solutions

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Customer Satisfaction Core Alpha ETF and Brand Value ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2017, and the related statements of operations and changes in net assets and the financial highlights for the periods October 31, 2016 (commencement of operations for American Customer Satisfaction Core Alpha ETF) through September 30, 2017 and June 12, 2017 (commencement of operations for Brand Value ETF) through September 30, 2017. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Customer Satisfaction Core Alpha ETF and Brand Value ETF as of September 30, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 28, 2017

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 27, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between CSat Investment Advisory, L.P., doing business as ACSI Funds (the “Advisor”), and the Trust, on behalf of the Brand Value ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Advisor regarding, among other things: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the cost of the services provided and the profits realized by the Advisor and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Advisor and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Advisor, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Advisor’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Advisor

Nature, Extent, and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Advisor will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Advisor, the Board considered the quality of the Advisor’s compliance infrastructure and past reports from the Trust’s CCO regarding his review of the Advisor’s compliance program and the Advisor’s experience managing another series of the Trust. The Board noted that it had received a copy of the Advisor’s registration form (“Form ADV”), as well as the response of the Advisor to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy, and the ownership structure of the firm.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund. The Board noted that the Advisor currently serves as the advisor to another series of the Trust.

Historical Performance.  The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board considered that, because the Fund is designed to track the performance of an index, the Board in the future would focus on whether the Fund achieved its investment objective as a passively-managed fund.

Cost of Services to be Provided and Economies of Scale.  The Board reviewed the expense ratio for the Fund and compared it to the universe of US Fund Consumer Cyclical exchange-traded funds as reported by Morningstar (“Category Peer Group”). The Board noted that the expense ratio for the Fund was higher than the median for the Category Peer Group. The Board further noted that those funds with significantly lower expense ratios were part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the advisor generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board determined that the Fund’s expense ratio was reasonable given the complexities of the index and the data needed to compile it.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Advisor would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Fund, taking into account an analysis of the Advisor’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Exponential ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	24	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (35
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President,	24	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (35
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	24	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013

Exponential ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015); Vice
Born: 1982	Compliance	term;	President, USBFS (2014–2015); Assistant Vice
	Officer	since 2015	President, USBFS (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since 2015	(2011–2013).

Brett M. Wickmann	Assistant	Indefinite	Vice President, USBFS (since 2017); Assistant Vice
Born: 1982	Treasurer	term;	President, USBFS (2012–2017); USBFS (2005–2012).
since 2017

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, USBFS (since 2008).
Born: 1983	Treasurer	term;
since 2017

The Statement of Additional Information includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Funds’ website at www.acsietf.com and www.brandvalueetf.com.

Exponential ETFs

EXPENSE EXAMPLES
For the Periods Ended September 30, 2017 (Unaudited)

As a shareholder of American Customer Satisfaction Core Alpha ETF and Brand Value ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017) for American Customer Satisfaction Core Alpha ETF and current period (June 12, 2017 – September 30, 2017) for Brand Value ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Exponential ETFs

EXPENSE EXAMPLES
For the Periods Ended September 30, 2017 (Unaudited) (Continued)

American Customer Satisfaction Core Alpha ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2017	September 30, 2017	During the Period(1)
Actual	$1,000.00	$1,044.70	$3.33
Hypothetical (5% annual	$1,000.00	$1,021.81	$3.29
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.65%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Brand Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 12, 2017	September 30, 2017	During the Period(2)
Actual	$1,000.00	$1,002.90	$1.98
Hypothetical (5% annual	$1,000.00	$1,013.23	$1.99
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio, 0.65%, multiplied by the average account value during the period, multiplied  the number of days in the current period, 111 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Exponential ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended September 30, 2017, certain dividends paid by the Funds may be subject to the maximum rate of 20%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

American Customer Satisfaction Core Alpha ETF	82.06%
Brand Value ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended September 30, 2017 was as follows:

American Customer Satisfaction Core Alpha ETF	83.23%
Brand Value ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

American Customer Satisfaction Core Alpha ETF	0.00%
Brand Value ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.acsietf.com and www.brandvalueetf.com daily.

Exponential ETFs

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com and www.brandvalueetf.com.

Information regarding how each Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on each Fund’s website at www.acsietf.com and www.brandvalueetf.com.

(This Page Intentionally Left Blank.)

Advisor
CSat Investment Advisory, L.P. d/b/a ACSI Funds
625 Avis Drive
Ann Arbor, Michigan 48108

American Customer Satisfaction Core Alpha ETF Index Provider
CSat Investment Advisory, L.P. d/b/a ACSI Funds
625 Avis Drive
Ann Arbor, Michigan 48108

Brand Value ETF Index Provider
Brandometry, LLC
395 5th Avenue, 8th Floor
New York, New York 10016

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

American Customer Satisfaction Core Alpha ETF
Symbol – ACSI
CUSIP – 26922A776

Brand Value ETF
Symbol – BVAL
CUSIP – 26922A693

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is furnished herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

American Customer Satisfaction Core Alpha ETF
FYE 9/30/2017
Audit Fees	$14,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

Brand Value ETF
FYE 9/30/2017
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

American Customer Satisfaction Core Alpha ETF
FYE 9/30/2017
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Brand Value ETF
FYE 9/30/2017
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

American Customer Satisfaction Core Alpha ETF

Non-Audit Related Fees	FYE 9/30/2017
Registrant	N/A
Registrant’s Investment Adviser	N/A

Brand Value ETF

Non-Audit Related Fees	FYE 9/30/2017
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    December 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    December 6, 2017

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    December 6, 2017